CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2023
ConnectM Before Business Combination
CONVERTIBLE PREFERRED SHARES

NOTE 16: CONVERTIBLE PREFERRED SHARES

Convertible preferred shares as of December 31, 2023 and 2022 consisted of the following:

	Shares	Shares Issued
	Authorized	and Outstanding	Issuance Price	Carrying Value
Series Seed	644,030	644,030	$3.42	$2,200,000
Series Seed-1	91,120	91,120	3.21	292,625
Series A-1	743,068	743,068	4.30	3,195,192
Series B-1	649,843	649,843	6.13	3,983,538
Series B-2	389,105	299,730	7.71	2,310,929
Total	2,517,166	2,427,791		$11,982,284

The holders of Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 convertible preferred shares have various rights and preferences as follows:

Voting

Each share of convertible preferred stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible and votes together as one class with the common stock.

Dividends

The holders of Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares shall be entitled to receive, out of any funds legally available, noncumulative dividends prior and in preference to any dividends paid on the common stock. Dividends cannot be paid to the holders of common stock until the holders of the Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares then outstanding shall first receive, or simultaneously receive, a dividend on each outstanding share of Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares in an amount at least equal to (i) in the case of a dividend on Common Stock or any class or series that is convertible into common stock, that dividend per share of Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares as would equal the product of (A) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into Common Stock, and (B) the number of shares of common stock issuable upon conversion of a share of Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares, in each case calculated on the record date, or, (ii) in the case of a dividend on any class or series that is not convertible into common stock, at a rate per share of preferred shares determined by (A) dividing the amount of the dividend payable on each share of such class or series of capital stock by the original issuance price of such class or series of capital stock, and (B) multiplying such fraction by an amount equal to the original issuance price of the Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares.

Liquidation Preference

In the event of a voluntary or involuntary liquidation, dissolution or winding up of the Company or the incurrence of a deemed liquidation event, the holders of shares of Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares then outstanding will be entitled to be paid out of the assets of the Corporation available for distribution to its stockholders before any payment shall be made to the holders of Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the original issuance price for such share of Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares been converted into common stock. If, upon a liquidation event, the assets of the Corporation available for distribution to its stockholders are insufficient to pay the holders of shares of any Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares the full amount to which they are entitled, the holders of the Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable with respect of the shares held by them upon such distribution.

Redemption

Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 preferred shares of convertible preferred shares are only redeemable upon a change in control.

Conversion

Each share of preferred stock is convertible at the option of the holder, at any time after the date of issuance of such share, into shares of common stock as is determined by dividing the original purchase price of preferred stock by the conversion price in effect at the time of conversion for such series of preferred stock. The conversion price per share of Series Seed, Series Seed-1, Series A-1, Series B-1, and Series B-2 convertible preferred shares shall be equal to the preferred share conversion price defined by the Company’s certificate of incorporation, as amended. Each share of preferred stock will automatically be converted into shares of common stock at the then-effective conversion rate of such shares upon the earlier of (i) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock of the Company to the public (ii) the consent of holders of at least a majority of the then-outstanding shares of preferred stock, voting together as a single class on an as-converted basis.